Income Tax Expense (Reconciliation Of Unrecognized Tax Benefits) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012
Balance as of October 1,	$ 1.8	$ 3.6
Increases related to prior year tax positions	0.5	0
Decreases related to prior year tax positions	0	(0.3)
Increases related to current year tax positions	0.2	0.1
Decreases related to settlements with taxing authorities	(0.1)	0
Lapse of statute of limitations	(0.2)	(1.6)
Balance as of September 30,	$ 2.2	$ 1.8